Subsequent Events - Additional Information (Detail) - USD ($)				3 Months Ended
	Apr. 30, 2021	Apr. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Feb. 28, 2021	Dec. 17, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Shares issued price per share							$ 10.00
Proceeds from private placement warrants				$ 9,475,000
Enjoy Technology Inc [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized				149,856,749	153,809,943			149,856,749
Temporary Equity, Shares Issued				149,520,445	153,473,639			149,520,445
Enjoy Technology Inc [Member] | Marquee Raine Acquisition Corp [Member]
Subsequent Event [Line Items]
Shares issued price per share		$ 10.00
Business Combination, Consideration Transferred		$ 1,200,000,000
Payments to Acquire Trust Preferred Investments		374,000,000.0
Proceeds from private placement warrants		$ 80,000,000.0
Enjoy Technology Inc [Member] | Common Stock [Member] | LCH Transaction [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Issued	$ 20,000,000.0
Shares issued price per share	$ 10.00
Enjoy Technology Inc [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized				39,531,941	43,485,135			39,531,941
Temporary Equity, Shares Issued				39,531,941	43,485,135			39,531,941
Enjoy Technology Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percenatge of common stock at conversion price						90.00%
Enjoy Technology Inc [Member] | Subsequent Event [Member] | SPAC Acquisition [Member]
Subsequent Event [Line Items]
Business acquisition percentage of voting interests acquired	80.00%
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Marquee Raine Acquisition Corp [Member]
Subsequent Event [Line Items]
Shares issued price per share		$ 10.00
Business Combination, Consideration Transferred		$ 1,200,000,000
Payments to Acquire Trust Preferred Investments		374,000,000.0
Proceeds from private placement warrants		$ 80,000,000.0
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Common Stock [Member] | LCH Transaction [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Issued	$ 20,000,000.0
Shares issued price per share	$ 10.00
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Two thousand Twenty One Convertible Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 75,000,000.0
Line of Credit Facility, Interest Rate at Period End	8.00%
Enjoy Technology Inc [Member] | Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized			3,953,194
Temporary Equity, Shares Issued			3,953,194
Proceeds from Issuance of Convertible Preferred Stock			$ 15,000,000.0